Leases Disclosure of Maturity Analysis of Capitalised Leases (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Gross lease liabilities	R 760	R 522
– 12 months
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Gross lease liabilities	334	208
Between one and five years
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Gross lease liabilities	311	168
- Five years and more
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Gross lease liabilities	R 115	R 146